SLM Student Loan Trust 2006-1
Quarterly Servicing Report

Distribution Date Collection Period	07/25/2006 4/1/06 — 06/30/2006

SLM Funding LLC	—	Depositor
Sallie Mae Inc.	—	Servicer and Administrator
Deutsche Bank	—	Indenture Trustee
Chase Bank USA, National Association	—	Eligible Lender Trustee
SLM Investment Corp	—	Excess Distribution Certificateholder

I. 2006-1 Deal Parameters

	Student Loan Portfolio Characteristics		03/31/2006	Activity	06/30/2006
A	i	Portfolio Balance	$2,362,084,161.70	($257,466,370.57)	$2,104,617,791.13
	ii	Interest to be Capitalized	30,419,786.25		27,923,443.81

	iii	Total Pool	$2,392,503,947.95		$2,132,541,234.94

	iv	Capitalized Interest	$3,000,000.00		$3,000,000.00
	v	Specified Reserve Account Balance	5,981,259.87		5,331,353.09

	vi	Total Adjusted Pool	$2,401,485,207.82		$2,140,872,588.03

B	i	Weighted Average Coupon (WAC)	5.280%		5.287%
	ii	Weighted Average Remaining Term	117.48		115.27
	iii	Number of Loans	767,540		702,698
	iv	Number of Borrowers	400,431		369,389
	v	Aggregate Outstanding Principal Balance — T-Bill	$407,906,869.41		$366,627,830.66
	vi	Aggregate Outstanding Principal Balance — Commercial Paper	$1,984,597,078.54		$1,765,913,404.28
	vii	Pool Factor	0.956134976		0.852244054

						% of		% of
	Notes			Spread	Balance 4/25/2006	O/S Securities	Balance 7/25/2006	O/S Securities
C	i	A-1 Notes	78442GRK4	-0.020%	$608,432,733.95	25.257%	$347,164,122.74	16.165%
	ii	A-2 Notes	78442GRL2	0.010%	768,000,000.00	31.881%	768,000,000.00	35.759%
	iii	A-3 Notes	78442GRM0	0.040%	395,000,000.00	16.397%	395,000,000.00	18.392%
	iv	A-4 Notes	78442GRN8	0.090%	412,000,000.00	17.103%	412,000,000.00	19.183%
	v	A-5 Notes	78442GRP3	0.110%	150,176,000.00	6.234%	150,176,000.00	6.992%
	vi	B Notes	78442GRQ1	0.200%	75,346,000.00	3.128%	75,346,000.00	3.508%

	vii	Total Notes			$2,408,954,733.95	100.000%	$2,147,686,122.74	100.000%

	Reserve Account				04/25/2006		07/25/2006
D	i	Required Reserve Acct Deposit (%)			0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)			$5,981,259.87		$5,331,353.09
	iv	Reserve Account Floor Balance ($)			$2,502,266.00		$2,502,266.00
	v	Current Reserve Acct Balance ($)			$5,981,259.87		$5,331,353.09

	Other Accounts				04/25/2006		07/25/2006
E	i	Capitalized Interest Account			$3,000,000.00		$3,000,000.00
	ii	Supplemental Purchase Account			$—		$0.00

	Asset/Liability				04/25/2006		07/25/2006
F	i	Total Adjusted Pool			$2,401,485,207.82		$2,140,872,588.03
	ii	Total Outstanding Balance Notes			$2,408,954,733.95		$2,147,686,122.74
	iii	Difference			$(7,469,526.13)		$(6,813,534.71)
	iv	Parity Ratio			0.99690		0.99683

II. 2006-1 Transactions from: 04/01/2006 through: 06/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$267,883,545.00
	ii	Principal Collections from Guarantor	2,952,942.76
	iii	Principal Reimbursements	271,297.43
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$271,107,785.19

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$31,902.09
	ii	Capitalized Interest	(13,673,316.71)

	iii	Total Non-Cash Principal Activity	$(13,641,414.62)

C	Student Loan Principal Purchases		$—

D	Total Student Loan Principal Activity		$257,466,370.57

E	Student Loan Interest Activity
	i	Regular Interest Collections	$11,361,508.38
	ii	Interest Claims Received from Guarantors	62,040.00
	iii	Collection Fees/Returned Items	130,360.60
	iv	Late Fee Reimbursements	550,667.42
	v	Interest Reimbursements	29,709.57
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	6,549,237.07
	viii	Subsidy Payments	5,274,515.42

	ix	Total Interest Collections	$23,958,038.46

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$828.70
	ii	Capitalized Interest	13,673,316.71

	iii	Total Non-Cash Interest Adjustments	$13,674,145.41

G	Student Loan Interest Purchases		$—

H	Total Student Loan Interest Activity		$37,632,183.87

I	Non-Reimbursable Losses During Collection Period		$—
J	Cumulative Non-Reimbursable Losses to Date		$—

III. 2006-1 Collection Account Activity 04/01/2006 through 06/30/2006

A	Principal Collections
	i	Principal Payments Received	$38,191,010.48
	ii	Consolidation Principal Payments	232,645,477.28
	iii	Reimbursements by Seller	54,003.87
	iv	Borrower Benefits Reimbursements	73,377.86
	v	Reimbursements by Servicer	757.72
	vi	Re-purchased Principal	143,157.98

	vii	Total Principal Collections	$271,107,785.19

B	Interest Collections
	i	Interest Payments Received	$20,604,047.61
	ii	Consolidation Interest Payments	2,643,253.26
	iii	Reimbursements by Seller	60.23
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	26,305.91
	vi	Re-purchased Interest	3,343.43
	vii	Collection Fees/Return Items	130,360.60
	viii	Late Fees	550,667.42

	ix	Total Interest Collections	$23,958,038.46

C	Other Reimbursements		$135,803.18

D	Reserves in Excess of the Requirement		$649,906.78

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$1,865,968.76

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Initial Deposits into Collection Account		$—

L	TOTAL AVAILABLE FUNDS		$297,717,502.37
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(3,501,197.17)

M	NET AVAILABLE FUNDS		$294,216,305.20

N	Servicing Fees Due for Current Period		$1,670,081.12

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,690,081.12

IV. 2006-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006

INTERIM:
In School
Current	4.706%	4.708%	192,005	127,643	25.016%	18.165%	$722,056,881.66	$441,444,255.18	30.569%	20.975%

Grace
Current	4.706%	4.705%	36,209	52,646	4.718%	7.492%	127,163,800.69	207,473,139.25	5.384%	9.858%

TOTAL INTERIM	4.706%	4.707%	228,214	180,289	29.733%	25.657%	$849,220,682.35	$648,917,394.43	35.952%	30.833%

REPAYMENT
Active
Current	5.776%	5.731%	283,227	255,485	36.901%	36.358%	$753,168,633.07	$654,440,215.69	31.886%	31.095%
31-60 Days Delinquent	5.688%	5.695%	31,895	26,116	4.155%	3.717%	93,562,290.31	74,025,262.16	3.961%	3.517%
61-90 Days Delinquent	5.545%	5.699%	25,142	17,220	3.276%	2.451%	75,843,668.44	48,195,450.12	3.211%	2.290%
91-120 Days Delinquent	5.531%	5.651%	15,335	21,877	1.998%	3.113%	44,974,987.22	60,305,688.11	1.904%	2.865%
> 120 Days Delinquent	5.613%	5.574%	39,382	48,894	5.131%	6.958%	102,739,694.65	133,360,435.27	4.350%	6.337%

Deferment
Current	5.034%	4.951%	83,556	86,790	10.886%	12.351%	249,910,873.28	279,825,021.25	10.580%	13.296%

Forbearance
Current	5.646%	5.632%	60,407	56,594	7.870%	8.054%	191,270,557.98	182,100,744.23	8.098%	8.652%

TOTAL REPAYMENT	5.601%	5.545%	538,944	512,976	70.217%	73.001%	$1,511,470,704.95	$1,432,252,816.83	63.989%	68.053%

Claims in Process (1)	5.850%	5.581%	382	9,433	0.050%	1.342%	$1,392,774.40	$23,447,579.87	0.059%	1.114%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.280%	5.287%	767,540	702,698	100.000%	100.000%	$2,362,084,161.70	$2,104,617,791.13	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-1 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- GSL — Subsidized	5.262%	418,328	$1,072,607,933.82	50.964%
- GSL — Unsubsidized	5.035%	238,730	786,872,787.59	37.388%
- PLUS Loans	6.125%	38,423	223,135,814.53	10.602%
- SLS Loans	6.743%	7,217	22,001,255.19	1.045%

- Total	5.287%	702,698	$2,104,617,791.13	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%

- Four Year	5.217%	501,171	$1,637,604,329.07	77.810%
- Two Year	5.399%	128,766	292,874,828.92	13.916%
- Technical	5.696%	72,745	174,109,473.30	8.273%
- Other	5.076%	16	29,159.84	0.001%

- Total	5.287%	702,698	$2,104,617,791.13	100.000%

* Percentages may not total 100% due to rounding.

GSL — Guaranteed Stafford Loan

PLUS — Parent Loans for Undergraduate Students

SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$22,685,831.28
B	Interest Subsidy Payments Accrued During Collection Period	6,884,834.79
C	Special Allowance Payments Accrued During Collection Period	11,778,841.96
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	1,865,968.76
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$43,215,476.79
VII. 2006-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.012841111	4/25/06 - 7/25/06	1 NY Business Day	5.08000%	LIBOR

B	Class A-2 Interest Rate	0.012916944	4/25/06 - 7/25/06	1 NY Business Day	5.11000%	LIBOR

C	Class A-3 Interest Rate	0.012992778	4/25/06 - 7/25/06	1 NY Business Day	5.14000%	LIBOR

D	Class A-4 Interest Rate	0.013119167	4/25/06 - 7/25/06	1 NY Business Day	5.19000%	LIBOR

E	Class A-5 Interest Rate	0.013169722	4/25/06 - 7/25/06	1 NY Business Day	5.21000%	LIBOR

F	Class B Interest Rate	0.013397222	4/25/06 - 7/25/06	1 NY Business Day	5.30000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2006-1 Inputs From Prior Period 3/31/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,362,084,161.70
	ii	Interest To Be Capitalized	30,419,786.25

	iii	Total Pool	$2,392,503,947.95
	iv	Specified Reserve Account Balance	5,981,259.87
	v	Capitalized Interest	3,000,000.00

	vi	Total Adjusted Pool	$2,401,485,207.82

B	Total Note Factor		0.959161311
C	Total Note Balance		$2,408,954,733.95

D	Note Balance 04/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	0.855742242	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$608,432,733.95	$768,000,000.00	$395,000,000.00	$412,000,000.00	$150,176,000.00	$75,346,000.00

	iii	Note Principal Shortfall	$7,469,526.13	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$5,981,259.87
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-1 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$5,981,259.87
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$5,981,259.87
iv	Required Reserve Account Balance	$5,331,353.09

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$649,906.78
vii	Ending Reserve Account Balance	$5,331,353.09

Capitalized Interest Account
Capitalized Interest Account release date		01/25/2007
i	Beginning of Period Account Balance	$3,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$3,000,000.00

Supplemental Loan Purchase Account
i	Beginning Balance	$0.00
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$0.00
iv	Transfers to Collection Account	$0.00

v	Ending Balance	$0.00

X. 2006-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$294,216,305.20	$294,216,305.20

B	Primary Servicing Fees-Current Month		$1,670,081.12	$292,546,224.08

C	Administration Fee		$20,000.00	$292,526,224.08

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$7,812,952.34	$284,713,271.74
	ii	Class A-2	$9,920,213.33	$274,793,058.41
	iii	Class A-3	$5,132,147.22	$269,660,911.19
	iv	Class A-4	$5,405,096.67	$264,255,814.52
	v	Class A-5	$1,977,776.20	$262,278,038.32

	vi	Total Class A Interest Distribution	$30,248,185.76

E	Class B Noteholders’ Interest Distribution Amount		$1,009,427.11	$261,268,611.21

F	i	Class A-1	$261,268,611.21	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00

	vi	Total Class A Principal Distribution	$261,268,611.21

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,104,617,791.13
	ii	Borrower Interest Accrued	22,685,831.28
	iii	Interest Subsidy Payments Accrued	6,884,834.79
	iv	Special Allowance Payments Accrued	11,778,841.96
	v	Capitalized Interest Account Balance	3,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	5,331,353.09

	vii	Total	$2,154,298,652.25
	viii	Less: Specified Reserve Account Balance	(5,331,353.09)

	ix	Total	$2,148,967,299.16

	x	Class A Notes Outstanding (after application of available funds)	$2,072,340,122.74

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

XI. 2006-1 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Quarterly Interest Due	$7,812,952.34	$9,920,213.33	$5,132,147.22	$5,405,096.67	$1,977,776.20	$1,009,427.11
	ii	Quarterly Interest Paid	7,812,952.34	9,920,213.33	5,132,147.22	5,405,096.67	1,977,776.20	1,009,427.11

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$268,082,145.92	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	261,268,611.21	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$6,813,534.71	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$269,081,563.55	$9,920,213.33	$5,132,147.22	$5,405,096.67	$1,977,776.20	$1,009,427.11

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 6/30/06	$2,408,954,733.95
	ii	Adjusted Pool Balance 6/30/06	2,140,872,588.03

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$268,082,145.92

	iv	Adjusted Pool Balance 3/31/06	$2,401,485,207.82
	v	Adjusted Pool Balance 6/30/06	2,140,872,588.03

	vi	Current Principal Due (iv-v)	$260,612,619.79
	vii	Notes Issued Exceeding Adjusted Pool Balance	7,469,526.13

	viii	Principal Distribution Amount (vi + vii)	$268,082,145.92

	ix	Principal Distribution Amount Paid	$261,268,611.21

	x	Principal Shortfall (viii — ix)	$6,813,534.71

C		Total Principal Distribution	$261,268,611.21
D		Total Interest Distribution	31,257,612.87

E		Total Cash Distributions	$292,526,224.08

					Paydown
F	Note Balances			04/25/2006	Factor	07/25/2006
	i	A-1 Note Balance	78442GRK4	$608,432,733.95		$347,164,122.74
		A-1 Note Pool Factor		0.855742242	0.367466401	0.488275841

	ii	A-2 Note Balance	78442GRL2	$768,000,000.00		$768,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GRM0	$395,000,000.00		$395,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GRN8	$412,000,000.00		$412,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GRP3	$150,176,000.00		$150,176,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GRQ1	$75,346,000.00		$75,346,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-1 Historical Pool Information

			4/1/06 - 6/30/06	1/26/06 - 3/31/06

Beginning Student Loan Portfolio Balance			$2,362,084,161.70	$2,435,501,799.27

	Student Loan Principal Activity
	i	Regular Principal Collections	$267,883,545.00	$116,516,901.14
	ii	Principal Collections from Guarantor	2,952,942.76	698,423.13
	iii	Principal Reimbursements	271,297.43	294,675.22
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$271,107,785.19	$117,509,999.49
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$31,902.09	$71,663.82
	ii	Capitalized Interest	(13,673,316.71)	(5,504,799.45)

	iii	Total Non-Cash Principal Activity	$(13,641,414.62)	$(5,433,135.63)

	Student Loan Principal Purchases		$—	$(38,659,226.29)

(-)	Total Student Loan Principal Activity		$257,466,370.57	$73,417,637.57

	Student Loan Interest Activity
	i	Regular Interest Collections	$11,361,508.38	$8,015,591.18
	ii	Interest Claims Received from Guarantors	62,040.00	11,700.20
	iii	Collection Fees/Returned Items	130,360.60	109,656.57
	iv	Late Fee Reimbursements	550,667.42	409,925.49
	v	Interest Reimbursements	29,709.57	8,442.01
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	6,549,237.07	0.00
	viii	Subsidy Payments	5,274,515.42	0.00

	ix	Total Interest Collections	$23,958,038.46	$8,555,315.45

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$828.70	$144.75
	ii	Capitalized Interest	13,673,316.71	5,504,799.45

	iii	Total Non-Cash Interest Adjustments	$13,674,145.41	$5,504,944.20

	Student Loan Interest Purchases		$—	$(447,576.05)

	Total Student Loan Interest Activity		$37,632,183.87	$13,612,683.60

(=)	Ending Student Loan Portfolio Balance		$2,104,617,791.13	$2,362,084,161.70

(+)	Interest to be Capitalized		$27,923,443.81	$30,419,786.25

(=)	TOTAL POOL		$2,132,541,234.94	$2,392,503,947.95

(+)	Capitalized Interest		$3,000,000.00	$3,000,000.00

(+)	Reserve Account Balance		$5,331,353.09	$5,981,259.87

(=)	Total Adjusted Pool		$2,140,872,588.03	$2,401,485,207.82

XIII. 2006-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,392,503,948	12.66%

Jul-06	$2,132,541,235	23.75%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.